LEASES (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 08, 2024	Sep. 26, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Leases [Abstract]
Restricted cash							$ 25
Remaining lease term							1 year 6 months 29 days
Gain (Loss) on Termination of Lease	$ (68)		$ (68)	$ 0	$ (68)	$ 0
Disposal of leasehold improvements	$ 18
Operating Leases, Rent Expense, Minimum Rentals		$ 10